Appendix VI: Key Regulatory Issues and Concessions and Licenses Held by the Telefonica Group (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about service concession arrangements [abstract]
Schedule of Detailed Information about Service Concession Arrangements

EUROPE	Frequency		Bandwidth (MHz)		Year of Exp. Date
Spain	800	MHz	20		2031
	900	MHz	29.6		2030
	1800	MHz	40		2030
	1900	MHz (TDD)	5		2020	(1)
	2100	MHz	29.6		2020	(1)
	2600	MHz	40		2030
	2600	MHz	20	(2)	2030
	2600	MHz (TDD)	10	(3)	2030
	3.5	GHz	40		2020	(1)
	3.7	GHz (TDD)	50		2038
United Kingdom	800	MHz	20		Indefinite	(4)
	900	MHz	34.8		Indefinite
	1800	MHz	11.6		Indefinite
	1900	MHz (TDD)	5		Indefinite
	2100	MHz	20		Indefinite
	2300	MHz (TDD)	40		Indefinite	(4)
	3.5	GHz (TDD)	40		Indefinite	(4)
Germany	700	MHz	20		2033
	800	MHz	20		2025
	900	MHz	20		2033
	1800	MHz	20		2033
	1800	MHz	20		2025
	1900	MHz (TDD)	5		2025
	1900	MHz (TDD)	5		2020
	2000	MHz (TDD)	14.2		2025
	2100	MHz	39.6		2020
	2100	MHz	29.7		2025
	2600	MHz	60		2025
	2600	MHz (TDD)	20		2025
	3.5	GHz (TDD)	70		2040
(1)Initial term until 2020, with the possibility of extending the concession until 18 April 2030.
(2) Regional licenses in Madrid and Melilla.
(3) National license excluding 2 regions (Madrid and Melilla).
(4) initial term of 20 years

BRAZIL (1)(2)	Frequency		Bandwidth (MHz)		Year of Exp. Date
	450	MHz	14	(3)	2027
	700	MHz	20		2029
	850	MHz	25	(4)	2020-2028	(5)
	900	MHz	5	(6)	2020-2023	(7)
	1800	MHz	20-50	(8)	2020-2023	(7)
	2100	MHz	20-30	(11)	2023
	2500	MHz	40	(9)	2027-2031	(10)
(1) Expiration date accounts for initial term of 15 years, another 15 years extension is contemplated in all licenses.
(2) Regional codes are included in Annex 1.
(3) SP State (towns with CN 13 to 19), MG and North East (AL, CE, PB, PE, PI, RN e SE).
(4) Except regions 2', 4', 6', 7', 7’’ and 10.
(5) Regional licenses expiring in different dates. This expiration date corresponds to the second 15 years term.
(6) Only in regions 3, 4, 4', 5, 6, 7, 8 and 9. Not in regions 1, 2, 2', 5', 6', 7', 7’’ and 10.
(7) Regional licenses: expiration and renewal dates are dependent on the region.
(8)20 MHz is the most common bandwidth, but it is higher in some regions (up to 50 MHz).
(9)40 MHz national license, plus Band P (20 MHz) in some areas.
(10) Band X will expire in 2027 and Band P will expire in 2031.
(11) 30 MHz in some regions.

HISPANOAMÉRICA	Frequency		Bandwidth (MHz)	Year of Exp. Date
Argentina	700	MHz	20	2033
	850	MHz (AMBA)	30	Indefinite
	850	MHz (Sur)	25	Indefinite
	1900	MHz (AMBA)	20	Indefinite
	1900	MHz (Norte)	50	Indefinite
	1900	MHz (Sur)	25	Indefinite
	1700	MHz/2100 MHz	20	2033
	2600	MHz	30	2035	(1)
	3.5	GHz	50	Indefinite	(2)
Chile	700	MHz	20	2045
	850	MHz	25	Indefinite
	1900	MHz	30	2032/2033	(3)
	2600	MHz	40	2043
	2600	MHz (TDD)	12	2038	(4)
Colombia	850	MHz	25	2024
	1700	MHz/2100 MHz	30	2023
	1900	MHz	15	2024
	1900	MHz	15	2021
Ecuador	850	MHz	25	2023
	1900	MHz	60	2023
Mexico(5)	850	MHz (Reg. 1, 2, 3, 4)	20	2020/2022	(6)
	850	MHz (Monterrey and surroundings)	1.92	2020
	1900	MHz (Reg. 1)	40	2020
	1900	MHz (Reg. 2)	50	2019/2022	(7)
	1900	MHz (Reg. 3)	60	2019/2020	(8)
	1900	MHz (Reg. 4)	50	2019/2020	(9)
	1900	MHz (Reg. 5)	50	2021
	1900	MHz (Reg. 6)	60	2019/2021	(10)
	1900	MHz (Reg.7)	60	2019/2020	(11)
	1900	MHz (Reg.8 - Guerrero, Oaxaca, Puebla,Tlaxcala and Veracruz)	60	2019/2022	(12)
	1900	MHz (Reg. 9 – Mexico D.F. )	70	2019/2021	(13)
	2600	MHz	40	2019	(14)
Peru	450	MHz	10	2028
	700	MHz	30	2036
	850	MHz	25	2030	(15)
	900	MHz (Lima and Callao)	10	2028
	900	MHz (Rest of provinces)	16	2028
	1700	MHz/2100 MHz	40	2033
	1900	MHz (Lima and Callao)	25	2030
	1900	MHz (Rest of provinces)	25	2018	(16)
	3.5	GHz	50	2027
Uruguay	700	MHz	30	2037
	850	MHz	25	2024
	1900	MHz	20	2022/2024	(17)
	1900	MHz	40	2033
	2600	MHz	40	2045
Venezuela	850	MHz	25	2022
	1900	MHz	50	2022

	1700	MHz/2100 MHz	20	2022
	2600	MHz	40	2029
	3.5	GHz	50	2026
Costa Rica	850	MHz	10.6	2026
	1800	MHz	30	2026
	1800	MHz	20	2032
	2100	MHz	20	2026
	2100	MHz	20	2032
El Salvador	850	MHz	25	2038
	1900	MHz	30	2041
(1) Covering 65% of the population.
(2) Only in 37 locations.
(3)20 MHz expires in November 2032; 10 MHz in April 2033. Ongoing process to return 10MHz by 2021 as a result of the ‘Subtel’ (Chilean National Regulator) proposal to comply with the High Court resolution (June 2018) that mandates operators to return certain amount of spectrum they acquired in the 700MHz auction in 2014.
(4) Only in Metropolitan Region.
(5) Regional codes are included in Annex 2.
(6) In Regions 1, 3 and 4: 20 MHz expires in 2020; In Region 2: 20 MHz expires in 2022.
(7)10 MHz expires in 31.12.2019; 40 MHz expires in 31.06.2022.
(8)20 MHz expires in 31.12.2019; 40 MHz expires in 31.12.2020.
(9)10 MHz expires in 31.12.2019; 40 MHz expires in 31.12.2020.
(10)10 MHz expires in 31.12.2019; 50 MHz expires in 31.12.2021.
(11)10 MHz expires in 31.12.2019; 50 MHz expires in 31.12.2020.
(12)10 MHz expires in 31.12.2019; 50 MHz expires in 30.06.2022.
(13)10 MHz expires in 31.12.2019; 60 MHz expires in 31.12.2021.
(14)40 MHz expires in 31.12.2019.
*The concessions indicated in points (6) to (14) have been renounced by Pegaso PCS, SA DE CV, anticipating its expiration dates to the dates listed. This renounce was notified to IFETEL on November 21, 2019.
(15) Provinces of Lima and Callao: expiration date of March 2030; rest of provinces in December 2030.
(16) Under review. Extension requested on May 30, 2016. According to the law, the license maintains its validity until the Ministry of Transport and Communications decides.
(17)10 MHz expires in 2022; 10 MHz in 2024.